ATS Medical, Inc. Letterhead
July 7, 2010
VIA EDGAR SUBMISSION
Mr. Daniel Morris
Special Counsel
Securities and Exchange Commission
Division of Corporation Finance
Mail Stop 3030
100 F Street, NE
Washington D.C., 20549

Re:	ATS Medical, Inc. Revised Preliminary Proxy Statement on Schedule 14A, filed June 22, 2010 File No. 000—18602
Dear Mr. Morris:
     Under cover of this letter, Dorsey & Whitney LLP, counsel to ATS Medical, Inc. (the “Company”), is transmitting a letter responding to the comments received by the Company from you on behalf of the staff of the Division of Corporation Finance (“the “Staff”) of the Securities and Exchange Commission (the “Commission”), in a letter dated June 30, 2010 (the “Comment Letter”) regarding the revised preliminary proxy statement on Schedule 14A filed by the Company on June 22, 2010. As requested in the Comment Letter, the Company hereby acknowledges the following statements:
•	The Company is responsible for the adequacy and accuracy of the disclosure in the filing;

•	Staff comments or changes to disclosure in response to Staff comments do not foreclose the Commission from taking any action with respect to the filing; and

•	The Company may not assert staff comments as a defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.
     If you have any questions regarding the above, please contact the undersigned at (763) 557–2222.

Very truly yours,

/s/ Michael R. Kramer
Michael R. Kramer
Chief Financial Officer